COST OF SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Operating costs	$ 526.6	$ 508.4
Royalties	43.8	40.7
Depreciation expense	240.5	264.2
Cost of sales	$ 810.9	$ 813.3